Interest charges and related fees	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Interest charges and related fees

16 Interest charges and related fees

	2018	2017	2016
Subordinated loans	62	34	34
Trust pass-through securities	8	9	9
Borrowings	300	283	210
Other	136	108	95
Total	507	435	347

Other includes interest charges on short term borrowings and bank fees.

The interest charges accrued on financial assets and liabilities that are not carried at fair value through profit or loss amounted to EUR 143 million (2017: EUR 162 million; 2016: EUR 176 million).

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees	6 Interest charges and related fees

	2018	2017
Subordinated borrowings	63	34

Borrowings	55	62

Other	-	4
Total	118	100